Retirement benefits (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Defined Benefit Plan

	Defined benefit obligation			Fair value of plan assets			Net defined benefit obligation
	2021 $m	2020 $m	2019 $m	2021 $m	2020 $m	2019 $m	2021 $m	2020 $m	2019 $m
At 1 January	103	96	91	–	–	–	103	96	91
Recognised in profit or loss
Interest expense	2	3	3	–	–	–	2	3	3
	2	3	3	–	–	–	2	3	3
Recognised in other comprehensive income
Actuarial (gain)/loss arising from changes in:
Demographic assumptions	(3)	(3)	(1)	–	–	–	(3)	(3)	(1)
Financial assumptions	(3)	10	9	–	–	–	(3)	10	9
Experience adjustments	(1)	1	(1)	–	–	–	(1)	1	(1)
Re-measurement (gain)/loss	(7)	8	7	–	–	–	(7)	8	7
Exchange adjustments	(1)	2	1	–	–	–	(1)	2	1
	(8)	10	8	–	–	–	(8)	10	8
Other
Group contributions	–	–	–	(5)	(6)	(6)	(5)	(6)	(6)
Benefits paid	(5)	(6)	(6)	5	6	6	–	–	–
	(5)	(6)	(6)	–	–	–	(5)	(6)	(6)
At 31 December	92	103	96	–	–	–	92	103	96

Comprising:
UK plan	30	31	26	–	–	–	30	31	26
US plans	45	50	48	–	–	–	45	50	48
US post-retirement plan	17	22	22	–	–	–	17	22	22
	92	103	96	–	–	–	92	103	96

Summary of Principal Financial Assumptions Used to Determine Benefit Obligations
The principal financial assumptions used by the actuaries to determine the defined benefit obligations are:

	2021	2020	2019
	%	%	%
UK plan only:
Pension increases	3.4	3.0	2.7
Inflation rate	3.4	3.0	2.7

Discount rate:
UK plan	1.8	1.4	2.1
US plans	2.4	1.9	2.9
US post-retirement plan	2.4	2.0	2.9

US healthcare cost trend rate assumed for the next year:
Pre-65 (ultimate rate reached in 2031)	6.2	6.4	6.7
Post-65 (ultimate rate reached in 2031)	6.5	6.8	7.1
Ultimate rate that the cost rate trends to	4.5	4.5	4.5

Defined Benefit Plans - Life Expectancy Assumptions at Retirement Age
The assumptions applied to the UK plan and US plans for life expectancy at retirement age are as follows:

				UK			US
		2021	2020	2019	2021	2020	2019
		Years	Years	Years	Years	Years	Years
Current pensioners at 65 a	– male	24	24	24	22	22	21
	– female	26	26	26	23	23	23
Future pensioners at 65 b	– male	25	25	25	23	23	22
	– female	28	28	28	25	24	24

a	Relates to assumptions based on longevity (in years) following retirement at the end of the reporting period.

b	Relates to assumptions based on longevity (in years) relating to an employee retiring in 2041.

Defined Benefit Plans - Sensitivity Analysis of Actuarial Assumptions	The sensitivity analysis below relates to the benefit obligation and is based on extrapolating reasonable changes in these assumptions, using year-end
conditions and assuming no interdependency between the assumptions:

		2021 $m	2020 $m
Increase/(decrease) in liabilities
Discount rate	0.25% decrease	2.8	3.2
	0.25% increase	(2.8)	(3.2)
Inflation rate	0.25% decrease	(1.2)	(1.4)
	0.25% increase	1.3	1.4
Mortality rate	One-year increase	5.1	5.7
Healthcare costs trend rate	1% decrease	(1.2)	(1.6)
	1% increase	1.3	1.7

Summary of Estimated Future Benefit Payments

	2021 $m	2020 $m
Within one year	5	6
Between one and five years	21	22
More than five years	96	101
	122	129

	2021 Years	2020 Years
UK plan	19.0	19.0
US plans	9.0	9.3
US post-retirement plan	9.4	9.9